Commitments And Contingencies (Tables)	12 Months Ended
Sep. 28, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Minimum Lease Commitments Under Non-Cancelable Leases	Minimum lease commitments under non-cancelable leases at September 28, 2013, were:

in millions
2014	$97
2015	69
2016	46
2017	27
2018	16
2019 and beyond	78
Total	$333

Schedule Of Future Purchase Commitments	At September 28, 2013, these commitments totaled:

in millions
2014	$1,482
2015	54
2016	48
2017	33
2018	24
2019 and beyond	74
Total	$1,715